CAPITAL	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios as defined by the regulations of Total and Tier 1 capital to risk-weighted assets and to average assets. Management believes, as of December 31, 2014, that First Financial met all capital adequacy requirements to which it is subject. At December 31, 2014 and 2013, regulatory notifications categorized First Financial as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's categorization.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangible assets, mortgage servicing assets and the allowance for loan and lease losses.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that are recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

In July 2013, the Board of Governors of the Federal Reserve System approved a final rule implementing changes intended to strengthen the regulatory capital framework for all banking organizations (Basel III).  The final rule includes transition periods to ease the potential burden, with community banks such as First Financial subject to the final rule beginning January 1, 2015.  Among other things, Basel III includes new minimum risk-based and leverage capital requirements for all banks.  The rule includes a new minimum ratio of common equity tier 1 capital to risk-weighted assets of 4.5% and a new capital conservation buffer of 2.5% of risk-weighted assets that will be phased-in over a transition period ending December 31, 2018.  Further, the minimum ratio of tier 1 capital to risk-weighted assets is increased from 4.0% to 6.0% and all banks are now subject to a 4.0% minimum leverage ratio.  The required total risk-based capital ratio will not change.

Failure to maintain the required common equity Tier 1 capital conservation buffer will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.  The Basel III requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets requiring higher capital allocations.

Management expects that First Financial will continue to exceed all regulatory capital requirements under Basel III.

Actual and required capital amounts and ratios at year-end are presented in the table that follows:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Total capital to risk-weighted assets
Consolidated	$728,284	13.71%	$424,926	8.00%	N/A	N/A
First Financial Bank	662,865	12.52%	423,447	8.00%	$529,309	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	673,955	12.69%	212,463	4.00%	N/A	N/A
First Financial Bank	602,133	11.38%	211,724	4.00%	317,585	6.00%

Tier 1 capital to average assets
Consolidated	673,955	9.44%	285,514	4.00%	N/A	N/A
First Financial Bank	602,133	8.44%	285,311	4.00%	356,639	5.00%

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total capital to risk-weighted assets
Consolidated	$679,074	15.88%	$342,092	8.00%	N/A	N/A
First Financial Bank	588,643	13.80%	341,184	8.00%	$426,480	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	624,850	14.61%	171,046	4.00%	N/A	N/A
First Financial Bank	527,712	12.37%	170,592	4.00%	255,888	6.00%

Tier 1 capital to average assets
Consolidated	624,850	10.11%	247,106	4.00%	N/A	N/A
First Financial Bank	527,712	8.55%	246,739	4.00%	308,423	5.00%

Shelf Registrations. On July 31, 2014, First Financial filed a shelf registration on Form S-3 with the Securities and Exchange Commission. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors, and expires on July 31, 2017.

Share repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. In January 2014, First Financial's board of directors suspended further share repurchase activity under the 2012 share repurchase plan in connection with the Company's Columbus acquisitions and continued that suspension for the remainder of 2014.

The Company repurchased 40,255 shares under the 2012 share repurchase plan during 2014 at an average price of $17.32 per share and 750,145 shares under this plan during 2013 at an average price of $15.70. At December 31, 2014, 3,749,100 common shares remained available for purchase under this repurchase plan.

Preferred Stock. During the second quarter of 2014, First Financial's shareholders approved an amendment to the Company's Articles of Incorporation authorizing the Company to issue up to 10,000,000 preferred shares. The Company has not issued and has no current plans, arrangements or agreements to issue any of the authorized preferred shares at this time.